Share Based Compensation (Details) - USD ($)			6 Months Ended
	Mar. 08, 2022	Mar. 11, 2021	Jun. 30, 2022	Jun. 30, 2021	Jan. 01, 2024	Jan. 01, 2023	Jul. 14, 2022	Jun. 08, 2022	Jan. 01, 2022	Jul. 14, 2021	Jun. 08, 2021
Share Based Compensation (Details) [Line Items]
Options granted (in Shares)	1,531,332	752,185
Excersie price per share	$ 1.34	$ 2.76
Options vested							$ 14,926	$ 18,657	$ 367,950	$ 7,247	$ 9,058
2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Exercise Price			$ 1	$ 2.57
Maximum contractual term			12 years 9 months 18 days
Forecast [Member]
Share Based Compensation (Details) [Line Items]
Options vested					$ 748,868	$ 367,930
Forecast [Member] | Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Options vested						$ 748,881
Non-employees [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)			$ 452,758
Non-employees [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)				$ 230,572
Employees [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)			$ 491,696
Employees [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)				$ 221,223